Segment information (Geographic data) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) drilling_unit	Dec. 31, 2018 USD ($) drilling_unit	Dec. 31, 2017 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 750.0	$ 1,038.2	$ 1,128.4
Fixed assets - drilling rigs	$ 4,840.8	$ 5,005.6
Number of drilling units | drilling_unit	11	11
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 539.1	$ 618.1	638.0
Fixed assets - drilling rigs	2,561.7	2,647.1
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	60.9	85.3	87.1
Fixed assets - drilling rigs	451.7	439.7
Thailand
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	53.8	88.7	89.2
Fixed assets - drilling rigs	109.8	228.7
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	40.1	0.0	0.0
Fixed assets - drilling rigs	607.1	640.0
Gabon
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	21.2	0.0	0.0
Myanmar
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	17.8	0.0	0.0
Indonesia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0.0	8.9	37.3
Ghana
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0.0	205.5	0.0
Angola
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0.0	1.3	152.5
Equatorial Guinea
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0.0	0.9	48.1
Nigeria
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0.7	0.0	39.5
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	16.4	29.5	$ 36.7
Namibia
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	502.5	0.0
Norway
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	499.2	0.0
Singapore
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	108.8	0.0
Spain
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	$ 0.0	$ 1,050.1